Common Shares - Share Capital (Parenthetical) (Detail) - $ / shares	Jun. 30, 2018	Dec. 31, 2017	May 10, 2005
Equity [Abstract]
Common shares, par value	$ 2.00	$ 2.00	$ 2.00